Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 344,000	$ 378,000	$ 24,634
Accounts receivable, net	14,205,000	12,261,628	6,387,734
Inventory	1,612,000	1,803,523	439,720
Prepaid expenses	489,000	169,455	476,840
Other current assets	179,000	77,780	126,187
Total current assets	16,829,000	14,690,278	7,455,115
Property and equipment, net of accumulated depreciation of $2,079 and $2,037, respectively	364,000	388,955	92,803
Goodwill	13,921,000	13,920,508	10,114,164
Trade name, net of accumulated amortization of $2,672 and $2,585, respectively	1,718,000	1,804,596	2,359,481
Customer relationships, net of accumulated amortization of $5,452 and $5,076, respectively	7,138,000	7,514,001	5,310,938
Other intangibles, net of accumulated amortization of $71 and $33, respectively	1,229,000	1,267,432
Cash, restricted	532,000	531,938	684,610
Other assets	243,000	30,763	39,512
Total assets	41,974,000	40,148,471	26,056,623
Current liabilities
Accounts payable and accrued liabilities	22,895,000	17,484,212	13,239,810
Accrued interest and accrued liabilities, related party	27,000		38,430
Line of credit	797,000	4,534,000	3,667,417
Accrued payroll and sales tax	2,318,000	2,173,345	1,531,233
Deferred revenue, net			761,194
Notes payable, related parties - current portion	2,072,000	1,891,000	106,500
Notes payable - current portion	8,405,000	8,823,151	3,429,025
Other current liabilities	1,195,000	265,000	121,117
Total current liabilities	37,709,000	35,170,461	22,894,726
Long term liabilities
Notes payable, related party, less current portion	1,520,000	1,911,973	3,222,900
Accrued interest and accrued liabilities, related party		32,898	165,014
Notes payable, less current portion	147,000	130,294	130,294
Deferred revenue, net			452,024
Other long term liabilities	662,000	610,000	439,833
Total liabilities	40,038,000	37,855,869	27,304,791
Commitments and contingencies (Note 10)
Stockholders' equity
Common stock, value	71,000	71,933	36,828
Common stock; $0.001 par value; 11,084,657 shares to be received		(2,615,979)
Common stock to be repurchased by the Company		(230,490)	(230,490)
Additional paid-in capital	42,291,000	44,813,861	34,495,659
Accumulated (deficit)	(40,432,000)	(39,752,433)	(35,554,994)
Accumulated other comprehensive loss	1,000	881
Total stockholders' equity	1,936,000	2,292,602	(1,248,168)
Total liabilities and stockholders' equity	41,974,000	40,148,471	26,056,623
Series A Preferred Stock [Member]
Stockholders' equity
Preferred stock, value
Series B Preferred Stock [Member]
Stockholders' equity
Preferred stock, value
Series C Preferred Stock [Member]
Stockholders' equity
Preferred stock, value	5,000	4,829	4,829
Total stockholders' equity	$ 5,000	$ 4,829	$ 4,829